Equity (Details) - USD ($)																					12 Months Ended
		Mar. 16, 2026	Jan. 26, 2026	Dec. 01, 2025	Aug. 03, 2025	May 06, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 11, 2025	Feb. 03, 2025	Jan. 21, 2025	Dec. 31, 2024	Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Nov. 21, 2024	Jun. 03, 2024	Apr. 17, 2024	Dec. 04, 2023	Jan. 10, 2023	Dec. 31, 2025	Dec. 31, 2023
Equity [Line Items]
Voting rights																					one
Ordinary shares, shares issued	[1]											380									240,622
Ordinary shares with par value (in Dollars per share)												$ 0									$ 0
Ordinary shares with par value (in Dollars per share)
Reverse stock split, description																					The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025 and August 4, 2025, December 1, 2025, January 26, 2026 and March 16, 2026 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares and one (1) share for five (5) share, one (1) share for five (5) shares, one (1) share for three (3) and one (1) share for four (4) shares, respectively.
Issuance of shares for services							454,812
Reverse stock split												0.5	0.42	0.15	0.58					0.45
Consideration amount (in Dollars)																$ 250,000,000
Issuance of shares								2,500,000									102,890,000	53,600,000
Purchase price (in Dollars)																						$ 2,866,856
Consulting services term										1 year
Reverse stock split shares				141,661	141,661	141,661		42	141,661												141,661
Valued at per share (in Dollars per share)																	$ 6
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized												50,000,000									50,000,000
Issuance of shares for services	[2]																				50
Issuance of shares	[2]																					2
Purchase price (in Dollars)
MicroSort Reproductive Technology [Member]
Equity [Line Items]
Reverse stock split											125,000
Valued at per share (in Dollars per share)											$ 2.06
Professional Party [Member]
Equity [Line Items]
Issuance of shares for services																				1,365
Consulting service term																				10 years
Increase in paid-in capital (in Dollars)																				$ 812,300
DoubleClick Services Limited [Member]
Equity [Line Items]
Issuance of shares for services																			3,450
Reverse stock split																			1.15
Consulting service term																			10 years
Increase in paid-in capital (in Dollars)																			$ 2,054,556
Subsequent Event [Member]
Equity [Line Items]
Reverse stock split shares		141,661	141,661
Class A Ordinary Shares [Member] | SPAC (Holdings) Group Corp [Member]
Equity [Line Items]
Ordinary shares, shares issued										50
Class A Ordinary Shares [Member] | MicroSort Reproductive Technology [Member]
Equity [Line Items]
Ordinary shares, shares issued											42
Class A Ordinary Shares [Member] | White Lion [Member]
Equity [Line Items]
Issuance of shares												30,000	25,000	9,500	35,000
Purchase price (in Dollars)												$ 204,000	$ 160,050	$ 1,572,186	$ 276,850
NewGenIvf Limited [Member]
Equity [Line Items]
Consideration amount (in Dollars)																100,000,000
M&A [Member]
Equity [Line Items]
Consideration amount (in Dollars)																300,000,000
White Lion Purchase Agreement [Member]
Equity [Line Items]
Consideration amount (in Dollars)																$ 500,000,000

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued and in March 2026 of 1 share for every 4 shares issued respectively.
[2]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued and in March 2026 of 1 share for every 4 shares issued respectively.